Share-Based Compensation	3 Months Ended
Mar. 31, 2025
Share-based payment arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation
We measure and recognize compensation expense related to share-based transactions, including employee, consultant, and non-employee director share option awards, in our consolidated financial statements based on fair value. The fair value of each award is estimated on the date of grant using the Black-Scholes option pricing model for options, and the Monte Carlo simulation model for the performance share units and a share price at the grant date for the restricted share units. The Black-Scholes model and Monte Carlo model both require management to make certain assumptions of future expectations based on historical and current data. The assumptions include the expected term of the awards, expected volatility, dividend yield and risk-free interest rate. The expected term represents the amount of time that awards granted are expected to be outstanding, based on forecasted exercise behavior. The option pricing model requires the input of highly subjective assumptions, including the estimated fair value of the Company’s stock, expected term of the awards, expected volatility of the price of the Company’s shares, risk free interest rate and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The Company estimates the expected forfeiture for options utilizing historical data, and only recognizes expense when a defined liquidity event (change in control or IPO) is deemed probable on the number of awards that are expected to vest. After applying a forfeiture estimate during each reporting period for when they are probable of vesting, the Company recognizes expense on a graded attribution basis for each tranche of the award over the period from the grant date to the later of the one-year anniversary of estimated time following a liquidity event or the legal vesting dates.
The Company offers an Employee Stock Purchase Plan which provides eligible employees with an opportunity to purchase our ordinary shares through payroll deductions of up to 10% of their eligible compensation. A participant may purchase a maximum of 2,500 ordinary shares during the purchase period. Amounts deducted and accumulated by the participant are used to purchase ordinary shares at the end of each six-month period, with the Company matching 20% of each employee's contributions on an after-tax basis.